Information by Segment	12 Months Ended
Dec. 31, 2019
INFORMATION BY SEGMENT
Information by Segment

35.  INFORMATION BY SEGMENT

35.1 Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on businesses), and its subsidiaries are engaged in either the Generation Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12.

Generation Business: The Generation Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers. The generation business is conducted in Chile by our subsidiaries Enel Generación Chile S.A., Empresa Eléctrica Pehuenche S.A. and our group engaged in the development and exploitation of renewable energies with wind energy subsidiaries: Parque Eólico Tal Tal S.p.A., Parque Eólico Valle de los Vientos S.p.A. and Parque Talinay Oriente S.A., geothermal subsidiaries: Geotérmica del Norte S.A. and Empresa Nacional de Geotermia S.A., wind and solar energy subsidiaries Enel Green Power del Sur SpA, and the subsidiary Empresa Eléctrica Panguipulli S.A. engaged in hydroelectric, solar and wind generation. The remainder are engaged in diverse projects: Diego de Almagro Matriz SpA, Almeyda Solar SpA.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the Parent Company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA, Gross Margin, Total Capex, Total Opex, Net income, Total Energy Generation, among others. The presentation of information under this business approach has been made taking into consideration that the KPIs are similar and comparable in all segments, in each of the following aspects:

(a)	The nature of the activities: generation on one hand, and distribution on the other;
(b)

The nature of the production processes: the Generation Business deals with the generation of electricity, while the Distribution Business does not generate electricity, but distributes electricity to end customers;

(c)

The type or class of customer for their products and services: the Generation Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;

(d)	The methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
(e)	The nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation Business and Distribution Business

The Company’s chief operating decision maker (CODM) in conjunction with the Chile country manager reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s consolidated financial statements.

35.2 Generation, distribution and others

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	941,262,837	997,843,912	289,393,932	296,453,471	(212,444,109)	(297,349,611)	1,018,212,660	996,947,772
Cash and cash equivalents	26,391,853	155,591,949	2,331,365	4,969,412	206,961,282	84,610,563	235,684,500	245,171,924
Other current financial assets	489,658	39,507,485	64,220	62,226	756,717	733,462	1,310,595	40,303,173
Other current non-financial assets	8,908,239	14,074,044	8,868,077	5,648,807	16,858,247	2,683,237	34,634,563	22,406,088
Trade and other current receivables	230,670,997	254,374,451	260,840,410	218,310,327	19,943,923	5,485,289	511,455,330	478,170,067
Current accounts receivable from related companies	587,067,775	422,492,265	10,115,510	59,827,152	(529,001,152)	(428,148,357)	68,182,133	54,171,060
Inventories	34,705,515	48,221,915	3,150,943	3,528,174	1,815,792	5,211,554	39,672,250	56,961,643
Current tax assets	53,028,800	63,581,803	4,023,407	4,107,373	70,221,082	32,074,641	127,273,289	99,763,817
Non-current assets classified as held for sale	—	—	—	—	—	—	—	—

NON-CURRENT ASSETS	4,771,905,050	4,625,205,545	1,175,550,962	982,926,699	892,319,492	882,940,148	6,839,775,504	6,491,072,392
Other non-current financial assets	7,189,431	6,554,114	22,741	26,410	8,448	689,145	7,220,620	7,269,669
Other non-current non-financial assets	34,903,436	42,006,844	2,576,585	2,600,071	570,163	1,097	38,050,184	44,608,012
Trade and other non-current receivables	88,225,632	1,565,812	157,051,933	41,993,899	68,296,820	16,968,132	313,574,385	60,527,843
Non-Current accounts payable from related companies	80,926,788	—	—	—	(46,519,646)	—	34,407,142	—
Investments accounted for using the equity method	7,928,588	12,873,531	—	—	—	—	7,928,588	12,873,531
Intangible assets other than goodwill	76,077,944	68,776,401	51,360,795	41,963,796	4,839,854	4,632,196	132,278,593	115,372,393
Goodwill	33,135,272	32,500,603	2,240,478	2,240,478	881,977,224	880,303,644	917,352,974	915,044,725
Property, plant and equipment	4,422,575,593	4,442,872,809	961,392,557	893,246,804	(23,648,526)	(27,471,980)	5,360,319,624	5,308,647,633
Investment property	—	—	—	—	6,795,155	7,557,356	6,795,155	7,557,356
Deferred tax assets	20,942,366	18,055,431	905,873	855,241	—	260,558	21,848,239	19,171,230

TOTAL ASSETS	5,713,167,887	5,623,049,457	1,464,944,894	1,279,380,170	679,875,383	585,590,537	7,857,988,164	7,488,020,164

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	844,513,549	909,428,562	317,248,207	450,182,594	(120,461,904)	(142,147,004)	1,041,299,852	1,217,464,152
Other current financial liabilities	211,928,086	196,141,320	738,783	2	1,989,707	214,524,493	214,656,576	410,665,815
Trade and other current payables	300,957,548	317,337,886	200,472,938	156,939,551	97,832,722	80,008,887	599,263,208	554,286,324
Current accounts payable to related companies	296,861,070	337,986,306	87,507,312	258,410,862	(224,558,495)	(438,460,843)	159,809,887	157,936,325
Other current provisions	3,619,734	5,195,377	—	—	446,231	393,409	4,065,965	5,588,786
Current tax liabilities	17,717,789	12,563,801	34,718	5,114,119	243,326	—	17,995,833	17,677,920
Other current non-financial liabilities	13,429,322	40,203,872	28,494,456	29,718,060	3,584,605	1,387,050	45,508,383	71,308,982

NON-CURRENT LIABILITIES	1,899,077,568	1,846,575,202	301,769,861	63,065,351	868,557,231	686,751,678	3,069,404,660	2,596,392,231
Other non-current financial liabilities	998,974,951	1,028,833,254	2,993,326	—	738,201,642	677,000,249	1,740,169,919	1,705,833,503
Trade and other non-current payables	2,281,053	2,556,521	53,968,545	27,172	487	487	56,250,085	2,584,180
Non-current accounts payable to related companies	486,839,484	447,193,802	182,031,404	—	115,502,596	—	784,373,484	447,193,802
Other long-term provisions	160,006,401	91,898,262	11,853,881	13,973,113	—	—	171,860,282	105,871,375
Deferred tax liabilities	231,156,234	260,950,163	19,818,625	21,335,014	(1,690,218)	(4,205,123)	249,284,641	278,080,054
Non-current provisions for employee benefits	19,819,445	15,143,200	29,801,321	27,503,399	16,542,724	13,956,065	66,163,490	56,602,664
Other non-current non-financial liabilities	—	—	1,302,759	226,653	—	—	1,302,759	226,653

EQUITY	2,969,576,770	2,867,045,693	845,926,826	766,132,225	(68,219,944)	40,985,863	3,747,283,652	3,674,163,781
Equity attributable to Enel Chile	2,969,576,770	2,867,045,693	845,926,826	766,132,225	(68,219,944)	40,985,863	3,484,697,986	3,421,228,519
Issued capital	1,185,731,351	1,137,185,366	230,137,980	230,137,980	2,466,234,139	2,587,168,133	3,882,103,470	3,954,491,479
Retained earnings	1,735,720,458	1,626,928,911	933,560,288	852,296,368	(661,177,095)	(564,427,666)	2,008,103,651	1,914,797,613
Share Premium	85,511,492	85,511,492	354,220	354,220	(85,865,712)	(85,865,712)	—	—
Treasury shares	—	—	—	—	—	(72,388,009)	—	(72,388,009)
Other reserves	(37,386,531)	17,419,924	(318,125,662)	(316,656,343)	(1,787,411,276)	(1,823,500,883)	(2,405,509,135)	(2,375,672,564)
Non-controlling interests	—	—	—	—	—	—	262,585,666	252,935,262

Total Liabilities and Equity	5,713,167,887	5,623,049,457	1,464,944,894	1,279,380,170	679,875,383	585,590,537	7,857,988,164	7,488,020,164

	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF COMPREHENSIVE INCOME
REVENUES AND OTHER OPERATING INCOME	1,726,611,508	1,580,653,088	1,634,937,087	1,412,871,738	1,263,224,072	1,326,658,860	(368,648,886)	(386,715,734)	(438,617,665)	2,770,834,360	2,457,161,426	2,522,978,282
Revenues	1,581,230,963	1,540,352,133	1,599,032,140	1,408,588,042	1,254,943,604	1,322,422,609	(365,242,682)	(384,935,278)	(437,353,167)	2,624,576,323	2,410,360,459	2,484,101,582
Energy sales	1,472,565,933	1,425,942,129	1,457,671,722	1,318,386,716	1,170,129,333	1,180,426,814	(385,049,407)	(393,993,374)	(376,007,978)	2,405,903,242	2,202,078,088	2,262,090,558
Other sales	97,870,470	103,779,801	94,452,287	9,365,186	16,411,425	12,741,568	16,878,136	3,154,157	168,942	124,113,792	123,345,383	107,362,797
Other services rendered	10,794,560	10,630,203	46,908,131	80,836,140	68,402,846	129,254,227	2,928,589	5,903,939	(61,514,131)	94,559,289	84,936,988	114,648,227
Other operating income	145,380,545	40,300,955	35,904,947	4,283,696	8,280,468	4,236,251	(3,406,204)	(1,780,456)	(1,264,498)	146,258,037	46,800,967	38,876,700
RAW MATERIALS AND CONSUMABLES USED	(678,187,609)	(709,506,221)	(903,978,006)	(1,114,936,281)	(972,499,918)	(1,055,708,050)	371,918,639	389,829,023	444,899,135	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Energy purchases	(160,044,206)	(213,114,437)	(346,954,692)	(1,056,562,636)	(926,385,346)	(938,067,783)	381,322,099	391,853,181	382,587,604	(835,284,743)	(747,646,602)	(902,434,871)
Fuel consumption	(230,944,414)	(231,028,169)	(280,739,362)	—	—	—	—	—	—	(230,944,414)	(231,028,169)	(280,739,362)
Transportation expenses	(169,062,680)	(154,044,158)	(152,869,838)	(22,725,942)	(9,816,883)	(63,009,956)	(5,060,166)	(3,014,761)	60,000,545	(196,848,788)	(166,875,802)	(155,879,249)
Other miscellaneous supplies and services	(118,136,309)	(111,319,457)	(123,414,114)	(35,647,703)	(36,297,689)	(54,630,311)	(4,343,294)	990,603	2,310,986	(158,127,306)	(146,626,543)	(175,733,439)
CONTRIBUTION MARGIN	1,048,423,899	871,146,867	730,959,081	297,935,457	290,724,154	270,950,810	3,269,753	3,113,289	6,281,470	1,349,629,109	1,164,984,310	1,008,191,361
Other work performed by the entity and capitalized	8,887,421	8,663,737	7,226,484	8,723,440	6,667,947	6,630,130	—	1,379,279	532,373	17,610,861	16,710,963	14,388,987
Employee benefits expense	(62,871,525)	(61,991,737)	(54,222,470)	(34,828,194)	(32,598,818)	(38,449,551)	(31,905,237)	(28,539,779)	(28,831,756)	(129,604,956)	(123,130,334)	(121,503,777)
Other expenses	(120,522,841)	(104,190,567)	(102,821,020)	(70,678,241)	(64,179,201)	(61,942,592)	7,057,942	1,159,747	2,939,538	(184,143,140)	(167,210,021)	(161,824,074)
GROSS OPERATING INCOME	873,916,954	713,628,300	581,142,075	201,152,462	200,614,082	177,188,797	(21,577,542)	(22,887,464)	(19,078,375)	1,053,491,874	891,354,918	739,252,497
Depreciation and amortization expense	(196,623,025)	(179,901,682)	(117,337,553)	(40,705,580)	(36,677,957)	(36,685,324)	701,218	1,392,339	1,338,771	(236,627,387)	(215,187,300)	(152,684,106)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(280,020,263)	—	—	—	—	—	(742,389)	(779,825)	—	(280,762,652)	(779,825)	—
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(1,338,599)	(106,264)	55,494	(8,153,419)	(4,676,808)	(7,993,311)	(554,982)	—	—	(10,047,000)	(4,783,072)	(7,937,817)
OPERATING INCOME	395,935,067	533,620,354	463,860,016	152,293,463	159,259,317	132,510,162	(22,173,695)	(22,274,950)	(17,739,604)	526,054,835	670,604,721	578,630,574
FINANCIAL RESULT	(101,324,905)	(86,621,659)	(36,610,248)	5,232,127	6,088,801	6,411,837	(54,800,225)	(30,342,206)	7,783,757	(150,893,003)	(110,875,064)	(22,414,654)
Financial income	15,241,046	8,727,356	5,273,672	22,742,687	11,166,433	12,894,635	(10,584,458)	40,679	3,494,381	27,399,275	19,934,468	21,662,688
Cash and cash equivalents	3,556,554	5,673,621	3,077,708	1,456,253	1,633,373	1,975,564	3,960,799	2,305,581	3,323,751	8,973,606	9,612,575	8,377,023
Other financial income	11,684,492	3,053,735	2,195,964	21,286,434	9,533,060	10,919,071	(14,545,257)	(2,264,902)	170,630	18,425,669	10,321,893	13,285,665
Financial costs	(111,219,566)	(82,878,715)	(50,851,829)	(19,061,123)	(6,724,490)	(7,094,366)	(34,617,211)	(32,580,984)	4,435,313	(164,897,900)	(122,184,189)	(53,510,882)
Bank borrowings	(11,813,855)	(9,269,535)	(261)	(40,508)	(5,374)	(12,299)	(2,633,337)	(11,426,865)	(25)	(14,487,700)	(20,701,774)	(12,585)
Secured and unsecured obligations	(45,714,879)	(43,965,839)	(42,708,253)	—	—	—	(36,103,685)	(18,289,461)	—	(81,818,564)	(62,255,300)	(42,708,253)
Other	(53,690,832)	(29,643,341)	(8,143,315)	(19,020,615)	(6,719,116)	(7,082,067)	4,119,811	(2,864,658)	4,435,338	(68,591,636)	(39,227,115)	(10,790,044)
Profit (loss) from indexed assets and liabilities	(5,157,076)	(2,480,291)	145,608	1,843,435	1,616,607	761,262	331,373	45,538	9,796	(2,982,268)	(818,146)	916,666
Foreign currency exchange differences	(189,309)	(9,990,009)	8,822,301	(292,872)	30,251	(149,694)	(9,929,929)	2,152,561	(155,733)	(10,412,110)	(7,807,197)	8,516,874
Share of profit of associates accounted for using the equity method	366,089	3,190,240	(2,696,904)	—	—	—	—	—	—	366,089	3,190,240	(2,696,904)
Other gains (losses)	1,683,246	3,434,503	113,088,869	12	—	157,458	109,943	(24,124)	(5,131)	1,793,201	3,410,379	113,241,196
Gain (loss) from other investments	152,557	409,954	105,462,769	12	—	4,026	109,943	(24,124)	(5,131)	262,512	385,830	105,461,664
Gain (loss) from the sale of property, plant and equipment	1,530,689	3,024,549	7,626,100	—	—	153,432	—	—	—	1,530,689	3,024,549	7,779,532
Income before tax	296,659,497	453,623,438	537,641,733	157,525,602	165,348,118	139,079,457	(76,863,977)	(52,641,280)	(9,960,978)	377,321,122	566,330,276	666,760,212
Income tax	(40,347,869)	(113,783,941)	(112,099,519)	(38,748,555)	(42,967,123)	(34,030,322)	17,868,520	3,268,545	2,787,540	(61,227,904)	(153,482,519)	(143,342,301)
Net income from continuing operations	256,311,628		188,153,449	118,777,047		57,935,774	(58,995,457)		649,411	316,093,218	412,847,757	523,417,911
Net income from discontinued operations	—		—	—		—	—		—	—	—	—
NET INCOME	256,311,628	339,839,497	425,542,214	118,777,047	122,380,995	105,049,135	(58,995,457)	(49,372,735)	(7,173,438)	316,093,218	412,847,757	523,417,911
Net income attributable to:	256,311,628	339,839,497	425,542,214	118,777,047	122,380,995	105,049,135	(58,995,457)	(49,372,735)	(7,173,438)	316,093,218	412,847,757	523,417,911
Shareholders of Enel Chile	—	—	—	—	—	—	—	—	—	296,153,605	361,709,937	349,382,642
Non-controlling interests	—	—	—	—	—	—	—	—	—	19,939,613	51,137,820	174,035,269

	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Cash flows from (used in) operating activities	754,113,794	638,607,494	488,167,382	50,246,845	117,692,384	170,628,958	(60,648,920)	(20,774,356)	(23,182,620)	743,711,719	735,525,522	635,613,720
Cash flows from (used in) investing activities	(426,038,012)	(451,284,432)	(91,867,647)	(28,896,947)	(123,070,452)	(74,464,531)	143,403,148	(1,307,204,810)	19,866,401	(311,531,811)	(1,881,559,694)	(146,465,777)
Cash flows from (used in) financing activities	(453,927,358)	(249,051,150)	(301,835,211)	(23,901,991)	(32,268,227)	(76,923,085)	37,393,661	1,247,896,253	61,162,775	(440,435,688)	966,576,876	(317,595,521)

The holdings, eliminations and other column corresponds to transactions between companies in different lines of business, primarily purchases and sales of energy and services.